Document and Entity Information	Nov. 08, 2019
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001428439
Document Type	8-K/A
Document Period End Date	Nov. 08, 2019
Entity Registrant Name	ROKU, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38211
Entity Tax Identification Number	26-2087865
Entity Address, Address Line One	150 Winchester Circle
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	408
Local Phone Number	556-9040
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, $0.0001 par value
Trading Symbol	ROKU
Entity Emerging Growth Company	false
Amendment Description	On November 14, 2019, Roku, Inc. filed a Current Report on Form 8-K (the “Original Form 8-K”), reporting, among other items, that on November 8, 2019, through our wholly-owned subsidiary Delaware Acquisition Company, Inc., we consummated the previously announced acquisition of Dataxu, Inc., a Delaware corporation, pursuant to the Agreement and Plan of Merger dated October 22, 2019, as amended on November 8, 2019 (the “Merger”). This Amendment No. 1 to Current Report on Form 8-K amends the Original Form 8-K to provide (i) the historical financial statements of Dataxu, Inc. and (ii) the unaudited pro forma condensed combined financial information required by Items 9.01(a) and 9.01(b) of Current Report on Form 8-K, respectively. Such financial information was excluded from the Original Form 8-K in reliance on the instructions to such items. This Amendment No. 1 to Current Report on Form 8-K further amends Items 2.01 and 3.02 to lower the number of shares of Class A common stock issued to the former Dataxu securityholders from 571,516 shares to 571,459 shares due to the elimination of fractional shares.